ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 8:	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2010	2011

Government authorities	$1,216	$2,543
Accrued royalties to the OCS (Note 9a)	2,669	1,591
Accrued contract costs	-	1,541
Earn-out payment (Note 1d)	952	-
Accrued expenses	3,488	5,099

	$8,325	$10,774